Pension and Postretirement Benefits (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2017	Dec. 31, 2016
Compensation and Retirement Disclosure [Abstract]
Change in benefit obligation, plan assets, and funded status

The following tables set forth the changes in benefit obligation, plan assets, funded status and amounts recognized in the consolidated balance sheet for the defined benefit pension and postretirement benefit plans as of December 31, 2016 and 2015:

	Pension Benefits		Postretirement Benefits
	2016	2015	2016	2015
	(In millions)
Change in benefit obligation
Benefit obligation at beginning of year	$58.4	$61.1	$13.5	$17.0
Service cost	2.4	2.6	—	—
Interest cost	1.8	2.3	0.3	0.5
Actuarial losses (gains)	0.5	(3.0)	(2.6)	(2.7)
Benefits and expenses paid, net of contributions	(4.6)	(4.6)	(1.2)	(1.3)

Benefit obligation at end of year	$58.5	$58.4	$10.0	$13.5

Change in plan assets
Fair value of plan assets at beginning of year	$117.3	$125.7	$—	$—
Actual return on plan assets	8.3	(2.9)	—	—
Company contributions	—	—	1.2	1.3
Cash transfer to fund postretirement benefit payments	(0.8)	(0.9)	—	—
Benefits and expenses paid, net of contributions	(4.6)	(4.6)	(1.2)	(1.3)

Fair value of plan assets at end of year	$120.2	$117.3	$—	$—

Funded (underfunded) status of the plans	$61.7	$58.9	$(10.0)	$(13.5)

Amounts recognized in the consolidated balance sheets

Amounts recognized in the consolidated balance sheets consist of:

	Pension Benefits		Postretirement Benefits
	2016	2015	2016	2015
	(In millions)
Pension assets	$61.7	$58.9	$—	$—
Other current liabilities	—	—	1.2	1.4
Other long-term liabilities	—	—	8.8	12.1

	$61.7	$58.9	$10.0	$13.5

Amounts recognized in Accumulated other comprehensive loss
Net actuarial loss	$25.8	$25.2	$1.7	$4.4
Net prior service cost (credit)	0.3	0.3	(0.2)	(0.3)

Accumulated other comprehensive loss	$26.1	$25.5	$1.5	$4.1

Allocation of assets, and fair value hierarchy

The pension plan weighted-average asset allocation at December 31, 2016 and 2015 and target allocation for 2017 are as follows:

		Plan Assets
	Target 2017	2016	2015
Asset Category
Equity securities	45-75%	61.9%	62.7%
Debt securities	20-40%	24.6%	25.4%
Other	0-20%	13.5%	11.9%

	100%	100%	100%

The following table sets forth, by level within the fair value hierarchy, the pension plans assets:

	2016		2015
	Level 1	Total (at Fair Value)	Level 1	Total (at Fair Value)
	(In millions)
Common stock	$40.0	$40.0	$38.3	$38.3
Equity Funds	29.0	29.0	29.1	29.1
Foreign Stock	5.4	5.4	5.7	5.7
U.S. Government obligations	8.1	8.1	7.4	7.4
Fixed income funds	14.1	14.1	14.6	14.6
Corporate Bonds	6.3	6.3	6.8	6.8
Cash and Cash Equivalents	3.3	3.3	1.2	1.2

Total	$106.2		$103.1

Investments measured at net asset value:
Common collective trust		1.1		1.5
Hedge funds		12.9		12.7

Total assets at fair value		$120.2		$117.3

Assumptions used in valuation

The following tables summarize the assumptions used in the valuation of pension and postretirement benefit obligations at December 31, and the measurement of the net periodic benefit cost in the following year.

	Weighted-Average assumptions as of December 31,
	Pension Benefits			Postretirement Benefits
	2016	2015	2014	2016	2015	2014
Discount rate	3.91%	4.13%	3.82%	3.63%	3.80%	3.60%
Expected return on plan assets	8.25%	8.25%	8.25%	N/A	N/A	N/A
Rate of compensation increase	3.00%	3.00%	3.00%	N/A	N/A	N/A
Medical health care benefits rate increase	N/A	N/A	N/A	6.50%	6.75%	7.00%
Medical drug benefits rate increase	N/A	N/A	N/A	6.50%	6.75%	7.00%
Ultimate health care cost trend rate	N/A	N/A	N/A	5.00%	5.00%	5.00%
Year of ultimate trend rate	N/A	N/A	N/A	2025	2022	2022

Components of net periodic benefit cost

The components of net periodic benefit (income) costs recognized during interim periods were as follows:

	Pension Benefits		Postretirement Benefits
	Three Months Ended March 31,		Three Months Ended March 31,
	2017	2016	2017	2016
	(In millions)
Service costs	$0.6	$0.6	$—	$—
Interest costs	0.5	0.5	0.1	0.1
Expected return on plan assets	(2.4)	(2.4)	—	—
Recognized net actuarial loss	0.3	0.3	—	0.1

Net periodic benefit (income) costs	$(1.0)	$(1.0)	$0.1	$0.2

Weighted average:
Discount rate	3.91%	4.13%	3.63%	3.80%
Expected return on plan assets	8.25%	8.25%

	Pension Benefits			Postretirement Benefits
	2016	2015	2014	2016	2015	2014
	(In millions)
Components of net periodic benefit cost
Service costs	$2.4	$2.6	$2.2	$—	$—	$—
Interest costs	1.8	2.3	2.2	0.3	0.6	0.6
Expected return on plan assets	(9.4)	(10.2)	(10.1)	—	—	—
Amortization of prior service cost (credit)	—	—	0.1	(0.1)	(0.1)	(0.1)
Recognized net actuarial loss	1.1	0.3	—	0.1	0.5	0.5

Benefit (income) costs	$(4.1)	$(5.0)	$(5.6)	$0.3	$1.0	$1.0

Other changes in plan assets and benefit obligations recognized in accumulated other comprehensive (income) loss
AOCI at beginning of year	$25.5	$15.7	$2.2	$4.1	$7.2	$5.8
Net loss (gain) arising during the year	1.7	10.1	13.1	(2.6)	(2.7)	1.8
Recognition of prior service credit	—	—	—	0.1	0.1	0.1
Recognition of actuarial loss	(1.1)	(0.3)	0.4	(0.1)	(0.5)	(0.5)

Total recognized in accumulated other comprehensive loss at end of year	$26.1	$25.5	$15.7	$1.5	$4.1	$7.2

Expected future benefit payments

Below is a table summarizing the Company’s expected future benefit payments and the expected payments due to Medicare subsidy over the next ten years:

		Postretirement Benefits
	Pension Benefits	Gross	Expected Medicare Subsidy	Net including Medicare Subsidy
	(In millions)
2017	$4.7	$1.3	$0.2	$1.1
2018	4.4	1.2	0.2	1.0
2019	4.3	1.1	0.1	1.0
2020	4.5	1.0	0.1	0.9
2021	4.6	0.9	0.1	0.8
2022 to 2026	23.4	4.0	0.5	3.5

Effect of one-percentage-point change in assumed health care cost trend rate

A one-percentage-point change in the assumed health care cost trend rate would have the following effects:

	1-Percentage Point Increase	1-Percentage Point Decrease
	(In millions)
Effect on total of service and interest cost components in 2016	$—	$—
Effect on postretirement benefit obligation as of December 31, 2016	$0.7	$(0.6)